Operating Costs and Expenses (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating costs and expenses [Line Items]
Third-party services expense	R$ 1,074,308	R$ 996,312	R$ 754,551
Maintenance Of Electrical System [Member]
Operating costs and expenses [Line Items]
Third-party services expense	472,011	430,954	311,553
Maintenance Of Facilities [Member]
Operating costs and expenses [Line Items]
Third-party services expense	139,924	117,981	89,741
Communication Processing And Transmission Of Data [Member]
Operating costs and expenses [Line Items]
Third-party services expense	119,281	107,818	91,101
Consumer Service [Member]
Operating costs and expenses [Line Items]
Third-party services expense	104,700	100,574	83,203
Consulting And Audit [Member]
Operating costs and expenses [Line Items]
Third-party services expense	77,333	81,904	49,882
Meter Reading And Bill Delivery [Member]
Operating costs and expenses [Line Items]
Third-party services expense	60,308	58,734	53,660
Other Services [Member]
Operating costs and expenses [Line Items]
Third-party services expense	R$ 100,751	R$ 98,347	R$ 75,411